Segment reporting (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 43,701	₨ 99,381
India [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	32,150	31,448
Switzerland [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	2,802	61,867
United States [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	6,695	2,118
Others [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 2,054	₨ 3,948